Document and Entity Information	May 15, 2024
Prospectus:
Document Type	497
Document Period End Date	Jul. 31, 2023
Entity Registrant Name	Investment Managers Series Trust II
Entity Central Index Key	0001587982
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 15, 2024
Document Effective Date	May 15, 2024
Prospectus Date	May 15, 2024
AXS Short Innovation Daily ETF | AXS Short Innovation Daily ETF
Prospectus:
Trading Symbol	SARK
AXS TSLA Bear Daily ETF | AXS TSLA Bear Daily ETF
Prospectus:
Trading Symbol	TSLQ
AXS 1.25X NVDA Bear Daily ETF | AXS 1.25X NVDA Bear Daily ETF
Prospectus:
Trading Symbol	NVDS